Leases (Tables)	3 Months Ended
Mar. 31, 2022
Summary of Changes in ROU Assets

Right-of-use asset	March 31, 2022	December 31, 2021	December 31, 2020
Beginning balance	$17,385	$39,809	$4,759
Additions, cost	-	-	57,919
Amortization	(1,292)	(7,803)	(11,999)
Foreign currency translation change	(2,571)	(14,621)	(10,870)
Net book value	$13,522	$17,385	$39,809

Summary of Lease Liability

As at March 31, 2022, the Company’s lease liability is as follows:

Lease liability	March 31, 2022	December 31, 2021	December 31, 2020
Current portion of operating lease liability	$4,783	$6,732	$12,116
Long-term portion of operating lease liability	9,694	8,592	27,693
	$14,477	$15,324	$39,809

Summary of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of March 31, 2022 are as follows:

Operating lease commitments and lease liability

Remainder of 2022	$4,783
2023	5,269
2024	6,134
Total future minimum lease payments	16,186
Discount	(1,709)
Total	$14,477